Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Deficit
Note 7 Stockholders’ Deficit

(A)	Common Stock

On April 18, 2011, the Company increased its authorized shares of common stock to 500,000,000.

 During the nine months ended September 30, 2011, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Loss on Settlement	Range of Value per Share
Conversion of debt (1)	132,321,172	$2,379,913	$1,056,369	$0.01–0.08
Settlement of accounts payable and accrued expenses (2)	65,097,382	$3,642,108	$1,485,704	$0.02-0.12
Services – rendered (3)	15,220,665	$527,231		$0.03–1.15
Services – prepaid stock compensation (4)	6,586,207	$326,500		$0.05-0.09
Common shares issued for cash (5)	20,000,000	$500,000		$0.025
Share cancellation (6)	(3,500,000)	$(350)		$0.0001
Total	235,725,426	$7,375,402	$2,542,073	$0.0001–1.15

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1)	Conversion of Debt

The Company issued 132,321,172 shares of common stock to settle notes payable having a fair value of $2,379,913  In connection therewith the Company has recorded a loss on settlement of $1,056,369.

(2)	Settlement of Accounts Payable and Accrued Expense and Loss on Settlement

Of the total shares issued to settle accounts payable, accrued expenses and contract settlements the Company issued 65,097,382 shares of common stock having a fair value of $3,642,108.  The Company has recorded losses in connection with these settlements of $1,485,704.

(3)	Stock Issued for Services

During nine months ended September 30, 2011, the Company issued 15,220,665 shares of common stock for services, having a fair value of $527,231 based upon the quoted closing trading price.

(4)	Prepaid Stock Compensation

During the nine months ended September 30, 2011, the Company issued 6,586,207 shares of common stock for future services, having a fair value of $326,500. The agreements commenced during the periods July 2010 – September 2011 and terminate during the periods July 2011 - November 2012.

The following represents the allocation of prepaid stock compensation:

Prepaid stock compensation – December 31, 2010	$1,981,371
Stock issued for future services	320,249
Amortization of prepaid stock compensation	(1,436,631)
Prepaid stock compensation – September 30, 2011	864,989
Less: current portion	(823,261)
Long term portion	$41,728

(5)	Common Stock Issued for Cash

The Company issued 20,000,000 shares of it’s common stock for proceeds of $500,000

(6)	Share Cancellation

The Company cancelled 3,500,000 shares during the nine months ended September 30, 2011, valued at par ($0.001). The Company is disputing the issuance of these shares due to non-performance by a consultant.

(B) Stock Options

On February 1, 2010, the Company's board of directors and shareholders approved the 2010 Stock Incentive Plan ("2010 Plan"). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees and directors of the Company or its subsidiaries, consultants, advisors and service providers. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Internal Revenue Code of 1986, as amended. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan will be administered by the compensation committee. The compensation committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,000,000, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company's board of directors authorized the issuance of 2,767,500 stock options, having a fair value of $630,990, which was expensed immediately since all stock options vested immediately.  These options expire on April 2, 2015.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$0.50
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock option activity:
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010 – outstanding	2,767,500	$0.50		$-
Balance – December 31, 2010 – exercisable	2,767,500	$0.50		$-
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Balance – September 30, 2011 – outstanding	2,767,500	$.32	1.25 years	$-
Balance - September 30, 2011 – exercisable	2,767,500	$0.50	1.25 years	$-

Grant date fair value of options granted – 2011		$-
Weighted average grant date fair value – 2011		$-

Outstanding options held by related parties – 2011	2,000,000
Exercisable options held by related parties – 2011	2,000,000
Fair value of stock options granted to related parties – 2011	$-

(C) Stock Warrants

During the nine months ended September 30, 2011, the Company issued 61,376,327 stock warrants attached to certain convertible debt (Note 5A). These warrants contain variable exercise features, resulting in the treatment of these warrants as derivative liabilities.

In addition, the Company issued 200,000, 5 year stock purchase warrants, with exercise prices ranging from $0.08 - $0.10 per share for services rendered.  The company recorded an expense of $16,200 as a result of the issuance.

The Company applied fair value accounting for stock warrant issuance. The fair value of each stock warrant granted is estimated on the date of issuance using the Black-Scholes option-pricing model. The Black-Scholes assumptions used at issuance are as follows:

Exercise price	$0.10 - 1.50
Expected dividends	0%
Expected volatility	180%
Risk fee interest rate	1.16%
Expected life of warrants	2.5 to 5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2010	750,000	$1.50
Exercisable – December 31, 2010	750,000	$1.50
Granted	61,576,327	$0.10
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – September 30, 2011	62,326,327	$0.10
Exercisable – September 30, 2011	56,696,327	$0.10

Warrants Outstanding				Warrants Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10- $1.50	62,326,327	4.14 years	$0.10	56,696,327	$0.10

 At September 30, 2011 and December 31, 2010, the total intrinsic value of warrants outstanding and exercisable was $0 and $0, respectively.

Note 9 Stockholders’ Deficit

(A)	Series A, Convertible Preferred Stock

These shares were non-voting, and had no rights to dividends or liquidation value. However, this class of stock is convertible into 200 shares of common stock for each share held.

During 2010, the holders of the preferred stock converted all shares into 16,666,600 shares at par value.

(B)	Common Stock

In 2010, the Company issued the following common stock:

Transaction Type	Quantity	Valuation	Range of Value per Share
Reverse recapitalization	26,070,838	$-	-
Conversion of preferred stock	16,666,600	$16,667	$0.001
Conversion of convertible debt	7,708,906	$1,033,500	$0.05–0.67
Settlement of accounts payable (1)	9,014,286	$433,400	$0.05–0.42
Settlement of notes payable (2)	4,165,571	$1,191,064	$0.05–0.55
Settlement of notes payable - officer	7,161,548	$358,077	$0.05
Cash and warrants – net of payment in recapitalization of ($25,107)	4,167,767	$1,503,569	$0.27-0.50
Services – rendered	22,457,214	$4,554,615	$0.05–1.16
Services – rendered – officers (bonus)	10,000,000	$5,300,000	$0.53
Services – prepaid stock compensation (5)	10,545,200	$2,734,548	$0.06–1.16
Contract settlement (3)	511,509	$100,000	$0.20
Extension of debt maturity date (4)	130,000	$95,500	$0.61–1.15
Secured debt offering	50,000	$30,500	$0.61
Total	118,649,439	$17,376,547	$0.001–1.16

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1)	Settlement of Accounts Payable and Loss on Settlement

Of the total shares issued to settle accounts payable, the Company issued 8,928,571 shares of common stock having a fair value of $400,000 ($0.045/share), based upon the quoted closing trading price.  The Company settled $375,000 in accounts payable, paid a fee of $25,000, and recorded a loss on settlement of $112,500.

The Company also paid cash to settle accounts payable of $84,715 and recorded a gain on settlement, as a result, the Company has recorded a total net loss on settlement of accounts payable of $27,785.

(2)	Settlement of Notes payable

In connection with the stock issued to settle notes payable, the Company issued 1,965,571 shares of common stock having a fair value of $1,081,064 ($0.55/share), based upon the quoted closing trading price.  The Company settled $678,325 in notes payable and recorded a loss on settlement of $402,739.

(3)	Contract Settlement

In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.

(4)	Extension of Debt Maturity

The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.

(5) Prepaid Stock Compensation

During 2010, the Company issued 10,545,200 shares of commons stock for future services, having a fair value of $2,734,548, based upon the quoted closing trading price.  The agreements commenced during the periods March – December 2010 and terminate during the periods     March 2011 - November 2012.

The following represents the allocation of prepaid stock compensation at December 31, 2010:

Prepaid expense that will be amortized in 2011	$893,240
Prepaid expense that will be amortized in 2012	1,088,131
$1,981,371

Prepaid stock compensation is include as a component of prepaid and other current and long term assets.

During the year ended December 31, 2010, the Company amortized $768,637 to general and administrative expenses, of the total, $572,238 was for advertising, $137,322 was for professional fees and $59,077 was for research and development.

(C) Stock Options

On February 1, 2010, the Company's board of directors and shareholders approved the 2010 Stock Incentive Plan ("2010 Plan"). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees and directors of the Company or its subsidiaries, consultants, advisors and service providers. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Internal Revenue Code of 1986, as amended. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan will be administered by the compensation committee. The compensation committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,000,000, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company's board of directors authorized the issuance of 2,767,500 stock options, having a fair value of $630,990, which was expensed immediately since all stock options vested immediately.  These options expire on April 2, 2015.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$0.50
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock option activity:
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2009	-
Granted	2,767,500	$0.50
Exercised	(-)	$0.50
Forfeited	(-)	$-
Balance – December 31, 2010 – outstanding	2,767,500	$0.50	1.75 years	$-
Balance – December 31, 2010 – exercisable	2,767,500	$0.50	1.75 years	$-

Grant date fair value of options granted – 2010		$630,990
Weighted average grant date fair value – 2010		$0.50

Outstanding options held by related parties – 2010	2,000,000
Exercisable options held by related parties – 2010	2,000,000
Fair value of stock options granted to related parties - 2010	$456,000

(D) Stock Warrants

During 2010, the Company issued cash with warrants (See Note 12(B)) above.  The Company issued 750,000 five-year warrants, with an exercise price of $1.50/share.

The following is a summary of the Company’s stock warrant activity:

	Number of Warrants	Weighted Average Exercise Price
Balance as December 31, 2009	-	$-
Granted	750,000	$1.50
Exercised	-	$-
Forfeited	-	$-
Balance as December 31, 2010	750,000	$1.50

(E) 2009 Equity Transactions

During 2009, a member forgave $16,508 of prior cash advances.

During 2009, the Company issued member units for $87,500.

All transactions in 2009 were charged to members’ equity, and have been presented in the financial statements as a component of additional paid in capital totaling $104,008.